ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.3%

Aerospace/Defense – 4.2%
Raytheon Co.	3,762	$738,067

Banks – 6.6%
Eagle Bancorp, Inc.	11,614	518,217
Signature Bank	5,362	639,257
Total Banks		1,157,474

Building Materials – 3.4%
Continental Building Products, Inc.*	22,166	604,910

Chemicals – 8.4%
RPM International, Inc.	9,738	670,072
Sherwin-Williams Co. (The)	1,451	797,861
Total Chemicals		1,467,933

Commercial Services – 4.8%
Moody’s Corp.	4,120	843,900

Computers – 6.5%
Check Point Software Technologies Ltd. (Israel)*	5,423	593,819
Cognizant Technology Solutions Corp., Class A	9,013	543,168
Total Computers		1,136,987

Diversified Financial Services – 4.0%
Intercontinental Exchange, Inc.	7,693	709,833

Food – 11.6%
Hershey Co. (The)	5,285	819,122
Hormel Foods Corp.(a)	13,242	579,073
JM Smucker Co. (The)(a)	5,883	647,248
Total Food		2,045,443

Healthcare - Products – 12.9%
Becton Dickinson and Co.	2,582	653,143
Danaher Corp.	5,639	814,441
Stryker Corp.	3,719	804,419
Total Healthcare - Products		2,272,003

Household Products/Wares – 3.7%
Church & Dwight Co., Inc.	8,669	652,256

Insurance – 8.0%
Aflac, Inc.	12,783	668,806
Globe Life, Inc.	7,684	735,820
Total Insurance		1,404,626

Media – 7.9%
FactSet Research Systems, Inc.(a)	2,834	688,577
Walt Disney Co. (The)	5,313	692,390
Total Media		1,380,967

Retail – 4.3%
Ross Stores, Inc.	6,853	752,802

Software – 13.0%
Broadridge Financial Solutions, Inc.	5,870	730,404
Cerner Corp.	10,988	749,052
Fiserv, Inc.*	7,790	806,966
Total Software		2,286,422
Total Common Stocks
(Cost $13,196,600)		17,453,623

MONEY MARKET FUND – 1.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.85%(b) (Cost $174,605)	174,605	174,605

Total Investments – 100.3%
(Cost $13,371,205)		17,628,228
Liabilities in Excess of Other Assets – (0.3%)		(51,306)
Net Assets – 100.0%		$17,576,922

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,866,001; the aggregate market value of the collateral held by the fund is $1,907,056. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,907,056.
(b)	Rate shown reflects the 7-day yield as of September 30, 2019.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$17,453,623	$–	$–	$17,453,623
Money Market Fund	174,605	–	–	174,605
Total	$17,628,228	$–	$–	$17,628,228

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	4.2%
Banks	6.6
Building Materials	3.4
Chemicals	8.4
Commercial Services	4.8
Computers	6.5
Diversified Financial Services	4.0
Food	11.6
Healthcare - Products	12.9
Household Products/Wares	3.7
Insurance	8.0
Media	7.9
Retail	4.3
Software	13.0
Money Market Fund	1.0
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%